Other Finance Costs	12 Months Ended
Dec. 31, 2025
Other finance costs
Other finance costs
8	Other finance costs

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Interest on bank loans (Note 21(c))	—	525	4,182
Interest on lease liabilities (Note 21(c))	2,853	2,276	2,745
Changes in the carrying amount of put option liabilities (Note 21(c))	637	650	2,201
	3,490	3,451	9,128